Related parties (Tables)	3 Months Ended
Mar. 31, 2022
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2022 and December 31, 2021 are as follows:

	Balance as of March 31,	Balance as of December 31,
	($ in thousands)
	2022	2021

Credit receivables (current)	3,507	19,387
Credit receivables (non-current)	17,006	15,768
Total receivables from related parties	20,513	35,155

Credit payables (current)	8,709	9,494
Credit payables (non-current)	5	5
Total payables to related parties	8,714	9,499

Related party transactions
The transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the three-month periods ended March 31, 2022 and 2021 have been as follows:

	For the three-month period ended March 31,
	2022	2021
	($ in thousands)
Financial income	382	510
Financial expenses	(120)	(31)